Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Statement Line Items [Line Items]
Trade receivable	$ 944,809	$ 947,911
Grants receivable	172,485	22,556	$ 166,399
	$ 1,117,294	$ 970,467